As filed with the Securities and Exchange Commission on May 24, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07763

THE MASTERS’ SELECT FUNDS TRUST
(Exact name of registrant as specified in charter)

4 Orinda Way, Suite 200-D, Orinda, California 94563
(Address of principal executive offices) (Zip code)

Kenneth E. Gregory
4 Orinda Way, Suite 200-D
Orinda, CA 94563
(Name and address of agent for service)

Copies to:

Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, California 94105

(925) 254-8999
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

Masters' Select Equity Fund
Schedule of Investments in Securities at March 31, 2007 (unaudited)

Shares		Value

COMMON STOCKS: 99.0%

Consumer Discretionary: 21.9%
728,400	Amazon.Com, Inc. (a)	$28,983,036
120,000	Comcast Corp. - Class A (a)	3,114,000
215,000	Conn's, Inc. (a)	5,321,250
434,000	DIRECTV Group, Inc.(The) (a)	10,012,380
438,000	Disney (Walt) Co.	15,080,340
550,000	Eastman Kodak Co.	12,408,000
430,000	Emmis Communications Corp. - Class A	3,629,200
441,000	General Motors Corp.	13,512,240
323,400	Home Depot, Inc. (The)	11,881,716
335,000	IAC/InterActiveCorp. (a)	12,632,850
68,000	Liberty Media Holding Corp. - Capital (a)	7,520,120
449,250	Liberty Media Holding Corp. - Interactive (a)	10,701,135
152,500	News Corp.	3,525,800
76,500	Phillips-Van Heusen	4,498,200
438,500	Pulte Homes, Inc.	11,602,710
153,000	Ruby Tuesday, Inc.	4,375,800
168,300	Warnaco Group, Inc. (a)	4,779,720
91,000	Zumiez, Inc. (a)	3,650,920
		167,229,417
Consumer Staples: 1.2%
35,000	Altria Group, Inc.	3,073,350
113,800	Costco Wholesale Corp.	6,126,992
		9,200,342
Energy: 8.3%
225,100	ConocoPhillips	15,385,585
341,100	EOG Resources, Inc.	24,334,074
75,000	FMC Technologies, Inc. (a)	5,232,000
68,500	GlobalSantaFe Corp.	4,225,080
203,980	Schlumberger Ltd.	14,095,018
		63,271,757
Finance: 23.1%
238,800	American Express Co.	13,468,320
227,200	American International Group, Inc.	15,272,384
425,000	AON Corp.	16,133,000
130	Berkshire Hathaway, Inc. - Class A (a)	14,168,700
161,700	Capital One Financial Corp.	12,201,882
218,500	Commerce Bancorp, Inc.	7,293,530
242,000	Conseco, Inc. (a)	4,186,600
495,800	Countrywide Financial Corp.	16,678,712
60,500	Fairfax Financial Holdings Ltd.	13,587,090
148,000	HCC Insurance Holdings, Inc.	4,558,400
97,600	Hilb Rogal & Hobbs Co.	4,787,280
443,758	HSBC Holdings Plc	7,769,918
552,300	JPMorgan Chase & Co.	26,720,274
538,200	Progressive Corp.	11,743,524
126,400	Transatlantic Holdings, Inc.	8,231,168
		176,800,782

Masters' Select Equity Fund
Schedule of Investments in Securities at March 31, 2007 (unaudited)

Shares		Value

Healthcare, Pharmaceuticals & Biotechnology: 4.2%
75,000	Covance, Inc. (a)	$4,450,500
190,000	Foxhollow Technologies, Inc. (a)	3,969,100
37,100	Genentech, Inc. (a)	3,046,652
58,400	Genzyme Corp. (a)	3,505,168
280,000	Neurometrix, Inc. (a)	2,718,800
39,600	Owens & Minor, Inc.	1,454,508
164,032	PRA International (a)	3,536,530
110,000	SurModics, Inc. (a)	3,960,000
107,400	Varian Medical Systems, Inc. (a)	5,121,906
		31,763,164
Industrials: 9.6%
148,000	FedEx Corp.	15,899,640
283,600	HUB Group, Inc. (a)	8,221,564
200,000	Kirby Corp. (a)	6,996,000
160,500	Spirit Aerosystems Holdings, Inc. (a)	5,111,925
526,300	Taser International, Inc. (a)	4,226,189
1,057,000	Tyco International Ltd.	33,348,350
		73,803,668
Materials: 7.5%
578,548	Cemex S.A. de C.V. - ADR (a)	18,947,447
75,000	Minerals Technologies, Inc.	4,662,000
204,800	Mittal Steel Co. NV - Class A	10,831,872
398,200	Sealed Air Corp.	12,583,120
105,000	United States Steel Corp.	10,412,850
		57,437,289
Technology: 18.9%
146,900	aQuantive, Inc. (a)	4,099,979
190,300	Autodesk, Inc. (a)	7,155,280
128,100	CheckFree Corp. (a)	4,751,229
700,000	Dell, Inc. (a)	16,247,000
300,400	eBay, Inc. (a)	9,958,260
59,100	Google, Inc. - Class A (a)	27,077,256
210,000	Insight Enterprises, Inc. (a)	3,775,800
286,300	Network Appliance, Inc. (a)	10,455,676
372,000	Parametric Technology Corp. (a)	7,101,480
144,000	Progress Software Corp. (a)	4,492,800
371,700	QUALCOMM, Inc.	15,856,722
386,100	Salesforce.com, Inc. (a)	16,532,802
86,600	Transaction Systems Architects, Inc. (a)	2,804,974
445,300	Yahoo!, Inc. (a)	13,933,437
		144,242,695
Telecommunications: 4.3%
2,819,480	Level 3 Communications, Inc. (a)	17,198,828
819,000	Sprint Nextel Corp.	15,528,240
		32,727,068

TOTAL COMMON STOCKS		$756,476,182
(cost $587,144,361)

Masters' Select Equity Fund
Schedule of Investments in Securities at March 31, 2007 (unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS: 1.6%
$12,411,000	State Street Bank & Trust Co., 3.600%, 3/31/07, due 04/02/07
	[collateral: $12,650,000, US Treasury Notes, 4.375%, due 01/31/08,
	value $12,665,813] (proceeds $12,414,723)	$12,411,000

	TOTAL SHORT-TERM INVESTMENTS
	(cost $12,411,000)	12,411,000

	TOTAL INVESTMENTS IN SECURITIES
	(cost $599,555,361): 100.6%	768,887,182

	Liabilities in Excess of Other Asstes: (0.6%)	(4,987,985)

	Net Assets: 100%	763,899,197

	ADR - American Depository Receipt
	(a) Non-income producing security.

	At March 31, 2007, the aggregate unrealized appreciation and depreciation
	of securities, based on their cost for federal income tax purposes, were as follows:

	Cost of investments for tax purposes	$597,037,797
	Gross tax unrealized appreciation	202,712,720
	Gross tax unrealized depreciation	(30,863,335)
	Net tax unrealized appreciation	$171,849,385

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Masters' Select International Fund
Schedule of Investments in Securities at March 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS: 97.3%

Australia: 1.4%
369,755	Macquarie Bank Ltd.	$24,795,983

Austria: 1.8%
408,194	Erste Bank Der Oesterreichischen Sparkassen AG	31,827,077

Belgium: 1.4%
318,800	Omega Pharma (a)	24,584,112

Brazil: 0.6%
878,673	Gafisa S.A.	11,095,434

Canada: 3.0%
670,400	Canadian Natural Resources Ltd.	36,999,376
1,918,500	Canfor Corp. (a)	17,555,881
		54,555,257
China: 2.0%
34,000,000	China Coal Energy Co. (a)	36,289,641

France: 7.9%
143,700	Accor SA	13,748,879
361,600	Alstom (a)	46,982,142
1,049,300	AXA SA	44,541,842
192,153	Eurazeo	28,995,683
105,096	Veolia Environnement	7,823,318
		142,091,864
Germany: 7.8%
334,300	Bayerische Motoren Werke (BMW) AG	19,748,102
275,400	Hochtief AG	27,955,502
1,339,000	MLP AG	33,595,027
984,553	Stada Arzneimittel AG	59,845,923
		141,144,554
Greece: 1.5%
703,200	OPAP S.A.	27,010,018

Hong Kong: 7.0%
36,496,000	Agile Property Holdings	35,730,938
166,233	CNOOC Ltd.	14,566,998
1,536,930	Guoco Group Ltd.	21,616,704
1,514,800	Hong Kong Exchanges and Clearing Ltd.	14,733,523
1,844,000	Hutchison Whampoa Ltd.	17,723,054
45,630,261	Shanghai Electric Group Co. Ltd.	21,314,911
		125,686,128
Ireland: 1.3%
1,088,500	Bank of Ireland	23,510,537

Israel: 1.8%
885,400	Teva Pharmaceutical Industries Ltd.	33,140,522

Masters' Select International Fund
Schedule of Investments in Securities at March 31, 2007 (Unaudited)

Shares		Value

Japan: 10.0%
395,000	Asatsu-DK, Inc.	$12,498,618
489,200	Honda Motor Co. Ltd.	17,102,131
1,223,200	Nichicon Corp.	16,584,705
2,500,000	Nikko Cordial Corp.	35,788,713
71,000	Nintendo Co. Ltd.	20,684,302
3,431,000	Nippon Sheet Glass Co. Ltd.	18,035,623
232,900	Rohm Co. Ltd.	21,177,229
1,496,000	Sekisui House Ltd.	23,337,422
152,700	Yamada Denki Co. Ltd.	14,261,438
		179,470,181
Mexico: 2.4%
919,492	America Movil S.A. de C.V.	43,942,523

Netherlands: 1.4%
1,448,000	Qiagen NV (a)	24,632,997

New Zealand: 1.3%
6,842,728	Telecom Corp of New Zealand Ltd.	23,157,948

Norway: 2.3%
1,117,600	Norske Skogindustrier ASA	19,121,874
794,200	Statoil ASA	21,624,128
		40,746,002
Philippines: 2.2%
309,580,000	PNOC Energy Develo (a)	39,138,611

Poland: 0.5%
6,996,000	Netia S.A.	9,991,521

Singapore: 3.6%
20,486,000	BIL International Ltd.	21,600,448
3,320,000	Capitaland Ltd.	17,503,048
1,985,400	Keppel Corp. Ltd.	24,859,205
		63,962,701
South Korea: 3.5%
705,817	Shinhan Financial Group	40,510,302
108,600	SK Telecom	22,104,374
		62,614,676
Spain: 2.9%
841,000	Industrial de Diseno Textil, S.A. (a)	52,334,808

Switzerland: 11.9%
230,703	Lonza Group AG	22,221,764
63,200	Nestle S.A.	24,665,512
106,400	Nobel Biocare Holding AG	38,871,186
252,902	Roche Holding AG	44,840,780
1,400,515	UBS AG	83,388,737
		213,987,979
Taiwan: 1.0%
23,157,485	Fuh Hwa Financial	11,197,333
10,129,000	Giga Byte Technology Co. Ltd.	7,055,710
		18,253,043

Masters' Select International Fund
Schedule of Investments in Securities at March 31, 2007 (Unaudited)

Shares/
Principal
Amount		Value

United Kingdom: 11.6%
3,196,124	Brit Insurance Holdings	$20,289,795
2,932,900	British Sky Broadcasting Group Plc	32,561,221
2,118,700	Cadbury Schweppes Plc	27,192,014
1,146,800	Carpetright Plc	26,253,773
1,395,600	Diageo Plc	28,282,098
973,100	GlaxoSmithKline Plc	26,759,513
2,802,384	Tesco Plc	24,506,393
571,300	Willis Group Holdings Ltd.	22,612,054
		208,456,861
United States: 5.2%
667,155	NII Holdings, Inc. (a)	49,489,558
613,000	Southern Copper Corp.	43,927,580
		93,417,138

TOTAL COMMON STOCKS
	(cost $1,363,850,648)	1,749,838,116

SHORT-TERM INVESTMENTS: 1.6%
$ 28,774,000	State Street Bank & Trust Co., 3.600%, 3/31/07, due 04/02/07
	[collateral: $22,495,000, US Treasury Notes, 8.125%, due 08/15/19,
	US Treasury Notes, 8.750%, due 05/15/17, US Treasury Notes, 3.000%,
	due 11/15/07, value $29,362,591] (proceeds $28,782,632)	28,774,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $28,774,000)	28,774,000

TOTAL INVESTMENTS IN SECURITIES
	(cost $1,392,624,648): 98.9%	1,778,612,116

Other Assets less Liabilities: 1.1%		19,083,158

Net Assets: 100%		$1,797,695,274

(a) Non-income producing security.

At March 31, 2007, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes		$1,375,519,872
Gross tax unrealized appreciation		406,665,605
Gross tax unrealized depreciation		(3,233,730)
Net tax unrealized appreciation		$403,431,875

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Masters' Select International Fund
Schedule of Investments in Securities at March 31, 2007 (Unaudited)

Sector	Net Assets
Finance	30.5%
Healthcare, Pharmaceuticals & Biotechnology	14.1%
Consumer Discretionary	13.3%
Telecommunications	8.3%
Industrials	7.3%
Materials	6.8%
Energy	6.2%
Consumer Staples	5.8%
Technology	3.6%
Cash and Other Assets	2.7%
Utilities	1.4%
Net Assets	100.0%

Masters' Select Value Fund
Schedule of Investments in Securities at March 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS: 97.1%

Consumer Discretionary: 35.3%
192,500	Amazon.Com, Inc. (a)	$7,659,575
229,500	Comcast Corp. - Special Class A (a)	5,845,365
470,600	DIRECTV Group, Inc.(The) (a)	10,856,742
360,400	Discovery Holding Co. - Class A (a)	6,894,452
255,000	Disney (Walt) Co.	8,779,650
300,000	Eastman Kodak Co.	6,768,000
223,000	General Motors Corp.	6,832,720
315,000	Home Depot, Inc. (The)	11,573,100
230,000	IAC/InterActiveCorp. (a)	8,673,300
43,750	Liberty Media Holding Corp. - Capital (a)	4,838,312
470,250	Liberty Media Holding Corp. - Interactive (a)	11,201,355
182,320	Limited Brands	4,751,259
137,500	McDonald's Corp.	6,194,375
182,000	Pulte Homes, Inc.	4,815,720
119,100	Ryland Group, Inc.	5,024,829
277,000	Time Warner, Inc.	5,462,440
143,500	Viacom, Inc. - Class B (a)	5,899,285
254,947	Virgin Media, Inc.	6,437,412
99,000	Yum! Brands, Inc.	5,718,240
		134,226,131
Consumer Staples: 7.3%
222,809	Imperial Tobacco Group Plc	9,977,884
1,650	Japan Tobacco, Inc.	8,126,143
144,299	KT&G Corp.	9,432,310
		27,536,337
Finance: 12.3%
170,000	AON Corp.	6,453,200
2,392	Berkshire Hathaway, Inc. - Class B (a)	8,706,880
100,000	Capital One Financial Corp.	7,546,000
20,000	Fairfax Financial Holdings Ltd.	4,510,365
119,910	Fortis Bank	5,481,369
170,000	JPMorgan Chase & Co.	8,224,600
146,500	Washington Mutual, Inc.	5,915,670
		46,838,084
Healthcare, Pharmaceuticals & Biotechnology: 2.8%
167,000	IMS Health, Inc.	4,953,220
93,810	Rhoen Klinikum AG	5,596,841
		10,550,061
Industrials: 9.6%
72,129	Armstrong World Industries, Inc. (a)	3,667,759
44,000	FedEx Corp.	4,726,920
153,600	Orkla ASA - Class A	10,828,113
547,120	Tyco International Ltd.	17,261,636
		36,484,428

Masters' Select Value Fund
Schedule of Investments in Securities at March 31, 2007 (Unaudited)

Shares		Value

Materials: 7.5%
274,876	Cemex S.A. de C.V. - ADR (a)	$9,002,189
3,200	Sika AG	5,449,448
131,180	Temple-Inland, Inc.	7,836,693
85,212	Weyerhaeuser Co.	6,368,745
		28,657,075
Technology: 10.9%
36	Comdisco Holding Co., Inc.	448
3,650,000	Comdisco, Inc. (a)	-
634,000	Dell, Inc. (a)	14,715,140
15,000	Google, Inc. - Class A (a)	6,872,400
264,000	Intel Corp.	5,050,320
254,000	Western Union Co. (The)	5,575,300
300,000	Yahoo!, Inc. (a)	9,387,000
		41,600,608
Telecommunications: 11.4%
2,227,708	Level 3 Communications, Inc. (a)	13,589,019
1,063,000	Sprint Nextel Corp.	20,154,480
84,000	Telephone & Data Systems, Inc. - Special Shares	4,695,600
84,000	Telephone & Data Systems, Inc.	5,008,080
		43,447,179

TOTAL COMMON STOCKS
(cost $277,318,601)		369,339,903

PREFERRED STOCKS: 0.0%

Telecommunication Services: 0.0%
54	PTV, Inc. (a)	235

TOTAL PREFERRED STOCKS (Cost $0)		235

Principal
Amount

SHORT-TERM INVESTMENTS - 3.0%
$ 11,513,000	State Street Bank & Trust Co., 3.600%, 3/31/07, due 04/02/07
	[collateral: $10,585,000, US Treasury Notes, 8.750%, due 05/15/17,
	US Treasury Notes, 4.375%, due 01/31/08, value $11,750,125]
	(proceeds $11,516,454)	11,513,000

TOTAL SHORT-TERM INVESTMENTS
(cost $11,513,000)		11,513,000

TOTAL INVESTMENTS IN SECURITIES
(cost $288,831,601): 100.1%		380,853,138

Liabilities in Excess of Other Asstes: (0.1%)		(496,583)

Net Assets: 100%		$380,356,555

Masters' Select Value Fund
Schedule of Investments in Securities at March 31, 2007 (Unaudited)

ADR - American Depository Receipt
(a) Non-income producing security.

At March 31, 2007, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$288,417,894
Gross tax unrealized appreciation	100,743,402
Gross tax unrealized depreciation	(8,308,158)
Net tax unrealized appreciation	$92,435,244

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Masters' Select Smaller Companies Fund
Schedule of Investments in Securities at March 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS: 91.0%

Consumer Discretionary: 15.4%
302,900	Charming Shoppes, Inc. (a)	$3,922,555
150,000	Cox Radio, Inc. - Class A (a)	2,047,500
28,300	Deckers Outdoor Corp. (a)	2,009,866
500,000	dELiA*s, Inc. (a)	4,590,000
204,100	Foot Locker, Inc.	4,806,555
168,200	Interpublic Group of Companies, Inc. (a)	2,070,542
161,500	Jo-Ann Stores, Inc. (a)	4,400,875
642,600	Journal Register Co.	3,829,896
94,600	McClatchy Co.	2,990,306
70,259	Pinnacle Entertainment, Inc. (a)	2,042,429
149,100	Radio One, Inc. (a)	963,186
92,900	Rent-A-Center, Inc. (a)	2,599,342
134,700	Warnaco Group, Inc. (a)	3,825,480
73,700	Zumiez, Inc. (a)	2,956,844
		43,055,376
Consumer Staples: 0.8%
101,300	Constellation Brands, Inc. - Class A (a)	2,145,534

Energy: 10.7%
94,500	ATP Oil & Gas Corp. (a)	3,553,200
13,700	Atwood Oceanics, Inc. (a)	804,053
255,000	Key Energy Services, Inc. (a)	4,169,250
77,000	Lufkin Industries, Inc.	4,325,860
82,300	National Oilwell Varco, Inc. (a)	6,402,117
167,800	Patterson-UTI Energy, Inc.	3,765,432
179,900	Rosetta Resourses, Inc. (a)	3,695,146
93,300	Rowan Companies, Inc.	3,029,451
		29,744,509
Finance: 9.1%
19,909	Affiliated Managers Group, Inc. (a)	2,157,140
190,000	CapitalSource, Inc.	4,774,700
37,668	GFI Group, Inc. (a)	2,560,294
98,050	HCC Insurance Holdings, Inc.	3,019,940
78,100	Hilb Rogal & Hobbs Co.	3,830,805
190,200	Janus Capital Group, Inc.	3,977,082
7,405	Markel Corp. (a)	3,590,166
28,800	Mercury General Corp.	1,527,552
		25,437,679
Healthcare, Pharmaceuticals & Biotechnology: 8.5%
249,988	Conceptus, Inc. (a)	4,999,760
675,000	Draxis Health, Inc. (a)	4,374,000
27,125	Hologic, Inc. (a)	1,563,485
83,436	Psychiatric Solutions, Inc. (a)	3,363,305
164,211	Radiation Therapy Services, Inc. (a)	5,031,425
107,000	Respironics, Inc. (a)	4,492,930
		23,824,905

Masters' Select Smaller Companies Fund
Schedule of Investments in Securities at March 31, 2007 (Unaudited)

Shares		Value

Industrials: 20.9%
181,100	ACCO Brands Corp. (a)	$4,362,699
130,000	Albany International Corp.	4,672,200
69,700	American Commercial Lines (a)	2,192,065
149,144	BE Aerospace, Inc. (a)	4,727,865
25,600	Career Education Corp. (a)	780,800
232,100	Celadon Group, Inc. (a)	3,876,070
209,935	Force Protection, Inc. (a)	3,938,381
236,200	HUB Group, Inc. (a)	6,847,438
190,000	Interface, Inc.	3,038,100
200,000	Interline Brands, Inc. (a)	4,384,000
76,928	Kenexa Corp. (a)	2,394,768
286,600	Taser International, Inc. (a)	2,301,398
137,400	Trinity Industries, Inc.	5,759,808
65,900	Triumph Group, Inc.	3,646,906
80,000	Washington Group International, Inc. (a)	5,313,600
		58,236,098
Technology: 23.2%
27,200	Anixter International, Inc. (a)	1,793,568
620,000	Ariba, Inc. (a)	5,828,000
138,500	Avnet, Inc. (a)	5,005,390
832,900	BearingPoint, Inc. (a)	6,380,014
106,753	Blackboard, Inc. (a)	3,590,103
20,900	Divx, Inc. (a)	417,897
285,000	Epicor Software Corp. (a)	3,964,350
220,000	Heartland Payment Systems, Inc.	5,200,800
257,400	Hewitt Associates, Inc. - Class A (a)	7,523,802
59,100	Littelfuse, Inc. (a)	2,399,460
571,000	Magma Design Automation, Inc. (a)	6,829,160
85,600	Manhattan Associates, Inc. (a)	2,331,834
313,200	Parametric Technology Corp. (a)	5,978,988
116,990	Tessera Technologies, Inc. (a)	4,649,183
103,470	Ultimate Software Group, Inc. (a)	2,709,879
		64,602,428
Telecommunications: 2.4%
225,750	Cbeyond, Inc. (a)	6,621,248

TOTAL COMMON STOCKS
(cost $215,194,664)		$253,667,777

Masters' Select Smaller Companies Fund
Schedule of Investments in Securities at March 31, 2007 (Unaudited)

Principal
Amount		Value

	SHORT-TERM INVESTMENTS: 9.6%
$ 26,745,000	State Street Bank & Trust Co., 8.430%, 3/31/07, due 04/02/07
	[collateral: $21,155,000, US Treasury Notes, 8.125%, due 08/15/19,
	US Treasury Notes, 8.750, due 05/15/17, US Treasury Notes,
	4.375, due 01/31/08, value $27,292,660] (proceeds $26,753,024)	$26,745,000

	TOTAL SHORT-TERM INVESTMENTS
	(cost $26,745,000)	26,745,000

	TOTAL INVESTMENTS IN SECURITIES
	(cost $241,939,664): 100.6%	280,412,777

	Liabilities in Excess of Other Asstes: (0.6%)	(1,770,781)

Net Assets: 100%		$278,641,996

	(a) Non-income producing security.

	At March 31, 2007, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

	Cost of investments for tax purposes	$241,022,629
	Gross tax unrealized appreciation	44,465,269
	Gross tax unrealized depreciation	(5,075,121)
	Net tax unrealized appreciation	$39,390,148

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Masters' Select Focused Opportunities Fund
Schedule of Investments in Securities at March 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS: 96.3%

Consumer Discretionary: 7.7%
122,500	News Corp.	$2,832,200
159,490	Virgin Media, Inc.	4,027,122
		6,859,322
Consumer Staples: 10.0%
48,295	Altria Group, Inc.	4,240,784
72,511	KT&G Corp.	4,739,785
		8,980,569
Energy: 14.7%
97,700	ConocoPhillips	6,677,795
24,300	EOG Resources, Inc.	1,733,562
68,600	Schlumberger Ltd.	4,740,260
		13,151,617
Financials: 30.0%
95,000	American Express Co.	5,358,000
70,900	American International Group, Inc.	4,765,898
61,000	Commerce Bancorp Inc.	2,036,180
128,400	Countrywide Financial Corp.	4,319,376
95,560	Fortis Bank	4,368,273
79,100	JPMorgan Chase & Co.	3,826,858
96,600	The Progressive Corp.	2,107,812
		26,782,397
Industrials: 7.2%
34,580	Orkla ASA	2,437,735
125,800	Tyco International Ltd.	3,968,990
		6,406,725
Materials: 3.9%
47,255	Weyerhaeuser Co.	3,531,839

Technology: 18.0%
12,850	Google, Inc. (a)	5,887,356
107,100	QUALCOMM, Inc.	4,568,886
132,300	Salesforce.com, Inc. (a)	5,665,086
		16,121,328
Utilities: 4.8%
40,211	RWE AG	4,258,698

TOTAL COMMON STOCKS
	(cost $81,040,225)	86,092,495

Masters' Select Focused Opportunities Fund
Schedule of Investments in Securities at March 31, 2007 (Unaudited)

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 3.6%
3,251,000	State Street Bank & Trust Co., 8.430%, 3/31/07, due 04/02/07
	[collateral: $3,325,000, US Treasury Notes, 4.250%, due 08/15/15,
	US Treasury Notes, 8.125%, due 08/15/19, Federal Home Loan, 6.099%,
	due 10/01/36, value $3,321,015] (proceeds $3,252,033)	$3,251,000

TOTAL SHORT-TERM INVESTMENTS
(cost $3,251,000)		3,251,000

TOTAL INVESTMENTS IN SECURITIES
(cost $84,291,225): 99.9%		89,343,495

Other Assets less Liabilities: 0.1%		75,235

Net Assets: 100%		$89,418,730

(a) Non-income producing security.

At March 31, 2007, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes		$84,279,095
Gross tax unrealized appreciation		6,107,570
Gross tax unrealized depreciation		(1,043,170)
Net tax unrealized appreciation		$5,064,400

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Masters’ Select Funds Trust

By (Signature and Title) /S/ KENNETH E. GREGORY
Kenneth E. Gregory, President

Date 5/23/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ KENNETH E. GREGORY
Kenneth E. Gregory, President

Date 5/23/07

By (Signature and Title)* /S/JOHN COUGHLAN
John Coughlan, Treasurer

Date 5/23/07
* Print the name and title of each signing officer under his or her signature.